Asset Retirement Obligation (Details) - Schedule of reconciliation of the ARO liability - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the ARO liability [Abstract]
Asset retirement obligation liabilities – beginning	$ 305,865
Liabilities incurred			305,865
Accretion expense	3,548
Asset retirement obligation liabilities – ending	$ 309,413		$ 305,865